Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2019
Software License [Member]
Schedule of Future minimum lease payments
Years ended August 31,
2020	$922,000
2021	1,015,000
2022	817,000
Total minimum payments	$2,754,000

Operating Lease [Member]
Schedule of Future minimum lease payments
Years ended August 31,
2020	$382,000
2021	382,000
2022	319,000
Total minimum payments	$1,083,000